Segment Reporting	12 Months Ended
Jun. 30, 2024
Segment Reporting [Abstract]
Segment reporting
20.	Segment reporting

Operating segments are identified on the basis of internal reports about components of the Group that are regularly reviewed by the COO (“Chief Operating Officer”) for the purpose of resource allocation and performance assessment. Segment results, assets and liabilities include items directly attributable to a segment as well as those that can be allocated on a reasonable basis.

The Group operates in a single business segment which is the business of sales of connectors, assemblies and wire harness. No operating segments have been aggregated to form the following reportable operating segment.

Geographical information and major customers

The Group’s non-current assets are based in Malaysia.

The following table breaks down revenue by geographic location of the Group’s revenue. The geographical location is based on the location at which the goods is delivered to the customers.

	June 30, 2022	June 30, 2023	June 30, 2024	June 30, 2024
	RM	RM	RM	USD
Thailand	14,623,456	13,839,239	10,863,491	2,303,686
Malaysia	6,603,241	8,779,051	6,635,737	1,407,158
Switzerland	8,221,138	7,823,338	3,274,015	694,280
United States of America	2,687,546	3,467,540	973,061	206,345
Others (a)	330,076	360,314	682,521	144,734
	32,465,457	34,269,482	22,428,825	4,756,203

(a)	No revenue from other single country amounted to 3% or more of the Group’s revenue.